Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation

(a)Basis of Presentation

The accompanying consolidated financial statements of the Group are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

The Group incurred a net loss of $185,080 and had operating cash outflow of $155,518 during the year ended December 31, 2015. The Group had accumulated deficit of $246,068 as of December 31, 2015. Working capital (current assets less current liabilities) levels have decreased significantly from $129,005 at December 31, 2014 to negative $79,982 at December 31, 2015. Further, the Company has outstanding debts that will be due for repayment during the year ending December 31, 2016.

These and other factors disclosed in these financial statements raise substantial doubt as to the Company’s ability to continue as a going concern. Management believes that it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Company obligations for a reasonable period of time.

•	Restructuring of liabilities

On March 15, 2016, the Group entered into a settlement agreement (“Settlement Agreement”) with Sinsin’s previous owners to extend its payment obligation of $46,038 (EUR42,396) arising from the business acquisition of Sinsin which was originally due for payment in 2016 and was included in Other current liabilities as of December 31, 2015. Pursuant to the Settlement Agreement, the Group paid EUR3,283 and pledged PV plants of 26.57 MW to Sinsin’s previous owners. Pursuant to the Settlement Agreement, the remaining EUR 39,113 is to be settled on or before November 30, 2017 with an interest rate of 6% per annum. Please refer to Note 33 (b)—Subsequent events for details.

•	Project assets financing

On March 28, 2016, the Group entered into a sales and leaseback arrangement with a third party leasing company through which the Group obtained proceeds of RMB140 million at an interest rate of 6.125% per annum, which will be repayable by lease instalments over a 10-year period. Please refer to Note 33 (c)—Subsequent events for details.

•	Equity investments from shareholders and management members

On May 10, 2016, certain shareholders and management members entered into share purchase agreements with the Group and agreed to purchase 75.99 million shares of common stock of the Company at an aggregate consideration of $57.68 million. Please refer to Note 33 (d)—Subsequent events for details.

•	New banking facilities

After the balance sheet date, the Group obtained banking facilities from two banks in the PRC. The banking facilities include letter of credits and bank loans and amounted to RMB600 million in total, and are available to the Group until March 2017 and May 12, 2017 respectively.

•	Delay in capital expenditure and improvement in working capital management

The Group has decided to postpone a substantial portion of its planned capital expenditures, including acquisition or development of project assets, for the next 12 months until liquidity position improve for management to be comfortable in incurring such or a portion of such expenditures. To actively manage the Group’s cash flow and working capital requirements, management expects to implement measures to closely monitor the Group’s inventory and project asset levels and manage the collection of the Group’s receivable balances.

While management believes that the measures in the liquidity plan will be adequate to satisfy its liquidity and cash flow requirements for the twelve months ending December 31, 2016, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan will have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern.

Principles of Consolidation

(b)Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests. The Company was not the primary beneficiary of any variable interest entities during the years ended December 31, 2015, 2014 and 2013. The Company accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting. The Company deconsolidates a subsidiary when the Company ceases to have a controlling financial interest in the subsidiary. When control is lost, the parent-subsidiary relationship no longer exists and the parent derecognizes the assets and liabilities of the subsidiary.

Use of estimates

(c)Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires the Group to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include the allowance made for doubtful accounts receivable, inventory write-downs, the estimated useful lives of long-lived assets, the impairment of goodwill, long-lived assets and project assets, fair value of derivative liability, valuation allowance of deferred income tax assets, accrued warranty expenses, the grant-date fair value of share-based compensation awards and related forfeiture rates, and fair value of financial instruments. Changes in facts and circumstances may result in revised estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency translation and foreign currency risk

(d)Foreign currency translation and foreign currency risk

The functional currency of the Company and subsidiaries located in the United States is the United States dollar (“US$”). The functional currency of the Company’s subsidiaries located in the PRC, Europe and Australia are Renminbi (“RMB”), EURO (“EUR”) and AUD respectively. Transactions denominated in foreign currencies are re-measured into the functional currency at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are re-measured into the functional currency at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are included in the consolidated statements of operations.

The Group’s reporting currency is the US$. Assets and liabilities of subsidiaries, whose functional currency is not the US$, are translated into US$ using exchange rates in effect at each period end, and revenues and expenses are translated into US$ at average rates prevailing during the year. Gains and losses resulting from the translations of the financial statements of these subsidiaries into US$ are recognized as other comprehensive income in the statement of comprehensive income.

Fair value of financial instruments

(e)Fair value of financial instruments

The Group estimates fair value of financial assets and liabilities as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants. The fair value measurement guidance establishes a three-level fair value hierarchy that prioritizes the inputs into the valuation techniques used to measure fair value.

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Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

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Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

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Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use to price an asset or liability.

The Group uses quoted market prices to determine the fair value when available. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

Cash and cash equivalents

(f)Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and all highly liquid investments with original maturities of three months or less, and which are unrestricted as to withdrawal and use.

Restricted cash

(g)Restricted cash

Restricted cash represent bank deposits held as collateral for issuance of notes payable, letters of credit, or bank borrowings. Upon maturity of the notes payable and letters of credit as well as repayment of bank borrowings, the deposits are released and become available for general use by the Group. Restricted cash are reported within cash flows from operating, investing or financing activities in the consolidated statements of cash flows with reference to the purpose of being restricted. Restricted cash, which matures twelve months after the balance sheet date, is classified as non-current assets in the consolidated balance sheets.

Accounts Receivables and Allowance for Doubtful Accounts

(h)Accounts Receivables and Allowance for Doubtful Accounts

The Group grants open credit terms to credit-worthy customers. Accounts receivable are primarily related to the Group’s EPC contracts. For EPC contracts in the PRC, the Group normally requests a down payment of 3%-10% upon signing of contract, payment of up to 90%-95% in 90 days after connection to the grid and customers’ acceptances of project completion, and the remaining balance of 5%-10% one year thereafter. For EPC projects in other countries, the payment terms were normally negotiated based on achievement of certain contractual milestones as follows: 5% payment upon submittal of engineering documents, 75% payment upon delivery of certain procurements, 10% payment upon completion of construction, and remaining 10% payment 30 days after final completion. Contractually, the Group may charge interest for extended payment terms and require collateral.

The Group maintains allowances for doubtful accounts for uncollectible accounts receivable. The Group regularly monitors and assesses the risk of not collecting amounts owed by customers. This evaluation is based upon a variety of factors, including an analysis of amounts current and past due along with relevant history and facts particular to the customer. The Group does not have any off-balance-sheet credit exposure related to its customers.

Notes Receivable

(i)Notes Receivable

Notes receivable consists of non-interest bearing commercial bank acceptance notes received from EPC customers in China and a 15-year interest-bearing promissory note issued by a EPC customer in 2013. As at December 31, 2015, all bank acceptances notes was due for settlement within the next 12 months after the balance sheet date and were classified as current assets on the consolidated balance sheet. The promissory note carries interests at LIBOR plus 460bps and is settled by pre-determined installments. Installment payments that fall due within 12 months and over 12 months after the balance sheet date are classified as current assets and non-current assets respectively on the consolidated balance sheet. As of December 31, 2015 and 2014, allowance of nil and $288 was made against the notes receivable.

Inventories

(j)Inventories

Inventories are carried at the lower of cost or market, determined by the first in first out cost method. Provisions are made for obsolete or slow-moving inventories based on management estimates. Inventories are written down based on the difference between the cost of inventories and the market value based upon estimates about future demand from customers, specific customer requirements on certain projects and other factors. Inventory provision charges establish a new cost basis for inventory and charges are not subsequently reversed to income even if circumstances later suggest that increased carrying amounts are recoverable.

Project Assets

(k)Project Assets

The Group acquires or constructs PV solar power systems (“project assets”) that are (i) held for development and sale or (ii) held for the Group’s own use to generate income or return from the use of the project assets. Project assets are classified as either held for development and sale or as held for use within property, plant and equipment based on the Group’s intended use of project assets. The Group determines the intended use of the project assets upon acquisition or commencement of project construction. Classification of the project assets affects the accounting and presentation in the consolidated financial statements. Transactions related to the project assets held for development and sale are classified as operating activities in the consolidated statements of cash flows and reported as sales and costs of goods sold in the consolidated statements of operations upon the sale of the project assets and fulfillment of the relevant recognition criteria. The costs to construct project assets intended to be held for own use are capitalized and reported within property, plant and equipment on the consolidated balance sheets and are presented as cash outflows from investing activities in the consolidated statements of cash flows. The proceeds from disposal of project assets classified as held for own use are presented as cash inflows from investing activities within the consolidated statements of cash flows.

Project assets costs consist primarily of capitalizable costs for items such as permits and licenses, acquired land or land use rights, and work-in-process. Work-in-process includes materials and modules, construction, installation and labor, capitalized interests and other capitalizable costs incurred to construct the PV solar power systems.

The project assets held for development and sale are reported as current assets on the consolidated balance sheets when upon completion of the construction of the project assets, the Group initiates a plan to is actively market the systems for immediate sale in their present condition to potential third party buyers subject to terms that are usual and customary for sales of these types assets and it is probable that the system will be sold within one year. Otherwise, the project assets held for development and sale are reported as non-current assets.

No depreciation expense is recognized while the project assets are under construction or classified as held for sale. If facts and circumstances change such that it is no longer probable that the PV solar systems will be sold within one year of the system’s completion date, the PV solar systems will be reclassified to property, plant and equipment and subject to depreciation charges.

For project assets held for development and sale, the Group considers a project commercially viable if it is anticipated to be sold for a profit once it is either fully developed or fully constructed. The Group also considers a partially developed or partially constructed project commercially viable if the anticipated selling price is higher than the carrying value of the related project assets plus the estimated cost to completion. The Group considers a number of factors, including changes in environmental, ecological, permitting, market pricing or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease. The Group records an impairment loss of the project asset to the extent the carrying value exceed its estimated recoverable amount. The recoverable amount is estimated based on the anticipated sales proceeds reduced by estimated cost to complete such sales. In 2015, the Group provided impairment loss of $5,932 for certain project assets held for development and sale.

In addition to PV solar power systems that are developed for sale or held for the Group’s own use, the Group also invested in several PV solar power projects under engineering, procurement and construction (“EPC”) contracts with third party project owners during the year ended December 31, 2015 and 2014. In respect of these EPC contracts, there was mutual understanding between the Group and the respective project owners upon the execution of the EPC contracts that the title and ownership of the PV solar power systems would transfer to the Group upon the completion of construction. Management determined that the substance of the arrangements is for the Group to construct the PV solar power systems under the legal title of the project owners and with the title and ownership of the systems transferred to the Group upon the construction completion, at which time such title transfer is permitted under local laws. The project assets under construction were pledged to the Group before title transfer. Like normal project assets, classification in consolidated statement of cash flow as operating activities or investing activities for these project assets are based on the intention for own use or sale. Based on the Group’s intention to hold for own use, the projects costs incurred for these EPC contracts are presented as investing activities in the consolidated statement of cash flows. In 2015, the Group provided impairment loss of $10,853 for such project assets.

Property, plant and equipment

(1)Property, plant and equipment

The Group reports its property, plant and equipment at cost, less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. The Group expenses repair and maintenance costs when they are incurred. Depreciation is recorded on the straight-line method based on the estimated useful lives of the assets as follows:

Plant and machinery	5 or 6.67 years
Furniture, fixtures and equipment	3 or 5 years
Computers	3 or 5 years
Automobile	3 or 5 years
Leasehold improvements	The shorter of the estimated life or the lease term
PV solar system	17, 20, 25 or 27 years

Intangible assets other than goodwill

(m)Intangible assets other than goodwill

Intangible assets consist of customer relationships, patents and software. Amortization is recorded on the straight-line method based on the estimated useful lives of the assets.

Impairment of long-lived assets

(n)Impairment of long-lived assets

The Group’s long-lived assets include property, plant and equipment, project assets and other intangible assets with finite lives. The Group evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compare undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized. Impairment losses on project assets of $10,853, nil and nil was recognized for the years ended December 31, 2015, December 31, 2014 and December 31,2013, respectively.

Goodwill

(o)Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which provides an entity the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Group performs its annual impairment review of goodwill at December 31, and when a triggering event occurs between annual impairment tests. No impairment loss was recorded for any of the periods presented.

Product warranties

(p)Product warranties

The Group offers the industry standard warranty up to 25 years PV modules and industry standard five to ten years on inverter and balance of system components. Due to the warranty period, the Group bears the risk of extensive warranty claims long after products have been shipped and revenues have been recognized. For the Group’s cable, wire and mechanical assemblies business, historically the related warranty claims have not been material. For the Group’s solar PV business, the greatest warranty exposure is in the form of product replacement.

During the quarter ended September 30, 2007 and continuing through the fourth quarter of 2010, the Group installed own manufactured solar panels. Other than this period, the Group only installed panels manufactured by unrelated third parties as well as the Company’s principal shareholder and formerly controlling shareholder, LDK and its subsidiaries (collectively the “LDK Group”). PV construction contracts entered into during the recent years included provisions under which the Group agreed to provide warranties to the customers. The warranty the Group offers to its customers is identical to the warranty offered to the Group by its suppliers, therefore, the Group passes on all potential warranty exposure and claims, if any, with respect systems sold by the Group to its suppliers. Due to the absence of historical material warranty claims and identical warranty terms, the Group has not recorded any additional warranty provision relating to solar energy systems sold since 2011. The warranty exposure before 2011 was estimated based on the Group’s own historical data in combination with historical data reported by other solar system installers and manufacturers.

Income taxes

(q)Income taxes

The Group accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted statutory tax rates applicable to future years. Realization of deferred tax assets is dependent upon the weight of available evidence, including expected future earnings. A valuation allowance is recognized if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Should we determine that we would be able to realize deferred tax assets in the future in excess of the net recorded amount, we would record an adjustment to the deferred tax asset valuation allowance. This adjustment would increase income in the period such determination is made.

Profit from non-U.S. activities is subject to local country taxes but not subject to U.S. tax until repatriated to the U.S. It is the Group’s intention to permanently reinvest these earnings outside the U.S., subject to our management’s continuing assessment as to whether repatriation may, in some cases, still be in the best interests of the Group. The calculation of tax liabilities involves dealing with uncertainties in the application of complex global tax regulations.

The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. In addition, a tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to be recognized in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The Group records interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. No reserve for uncertainty tax position was recorded by the Group as of January 1, 2015 and for the year ended December 31, 2015.

Revenue recognition

(r)Revenue recognition

Product sales

Revenue on product sales is recognized when there is evidence of an arrangement, title and risk of ownership have passed (generally upon delivery), the price to the buyer is fixed or determinable and collectability is reasonably assured. The Group makes determination of our customer’s credit worthiness at the time it accepts their initial order. For cable, wire and mechanical assembly sales, there are no formal customer acceptance requirements or further obligations related to our assembly services once the Group ships its products. Customers do not have a general right of return on products shipped therefore the Group makes no provisions for returns.

Construction contracts

Revenue on photovoltaic system construction contracts is generally recognized using the percentage-of-completion method of accounting, unless we cannot make reasonably dependable estimates of the costs to complete the contract or the contact value is not fixed, in which case we would use the completed contract method. Under the percentage-of-completion method, the Group measures the cost incurred on each project at the end of each reporting period and compares the result against the estimated total costs at completion. The costs incurred for construction contract mainly include the purchase costs of direct materials and solar modules, which are included in assessing percentage-of-completion when they have been permanently placed or affixed to the solar power system as required by engineering designs. The percentage of cost incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the contract and as a result may not match the timing of the costs incurred by the Group and the earnings accrued thereon. Such differences are recorded as costs and estimated earnings in excess of billings on uncompleted contracts (an asset account) or billings in excess of costs and estimated earnings on uncompleted contracts (a liability account). For the years ended December 31, 2015 and 2014, $2,161 and $5,600 of progress payments have been netted against contracts costs disclosed in the account costs and estimated earnings in excess of billings on uncompleted contracts.

The percentage-of-completion method requires the use of various estimates, including, among others, the extent of progress towards completion, contract revenues and contract completion costs. Contract revenues and contract costs to be recognized are dependent on the accuracy of estimates, including direct material and labor costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, and depreciation costs. The Group has a history of making reasonable estimates of the extent of progress towards completion, contract revenues and contract completion costs. However, due to uncertainties inherent in the estimation process, it is possible that actual contract revenues and completion costs may vary from estimates. Under the completed-contract method, contract costs are recorded to a deferred project costs account and cash received are recorded to a liability account during the periods of construction. All revenues, costs, and profits are recognized in operations upon completion of the contract. A contract is considered complete and revenue recognized when all costs except insignificant items have been incurred and final acceptance has been received from the customer and receivables are deemed to be collectible. Provisions for estimated losses on uncompleted contracts, if any, are recognized in the period in which the loss first becomes probable and reasonably estimable. For the years ended December 31, 2015, 2014 and 2013, nil, nil and $2,816 estimated losses on uncompleted contracts have been recorded respectively.

Sales of project assets

The Group recognizes the revenue for project assets sales with the concurrent sale or the concurrent lease of the underlying land, whether explicit or implicit in the transaction, in accordance with ASC 360-20, Real Estate Sales. For these transactions, the Group has determined that the project asset sale represents the sale of real estate and is therefore subject to the revenue recognition guidance applicable to real estate. A PV solar system is determined to be integral equipment when the cost to remove the equipment from its existing location, ship and reinstall at a new site, including any diminution in fair value, exceeds ten percent of the fair value of the equipment at the time of original installation. Generally, the Group recognizes revenue and profit using the full accrual method once the sale is consummated, the buyer’s initial and continuing investments are adequate to demonstrate its commitment to pay, the receivable from buyer is not subject to any future subordination, and the Group has transferred the usual risk and rewards of ownership to the buyer.

If the criteria for recognition under the full accrual method are met except that the buyer’s initial and continuing investment is less than the level determined to be adequate, then the Group will recognize revenue using the installment method. Under the installment method, the Group record revenue up to the costs incurred and apportion each cash receipt from the buyer between cost recovered and profit in the same ratio as total cost and total profit bear to the sales value.

If the Group retains some continuing involvement with the project assets and do not transfer substantially all of the risks and rewards of ownership, profit shall be recognized by a method determined by the nature and extent of the continuing involvement, provided the other criteria for the full accrual method are met. In certain cases, the Group may provide the customers guarantees of system performance or uptime for a limited period of time and the Group’s exposure to loss is contractually limited based on the terms of the applicable agreement. In accordance with real estate sales accounting guidance, the profit recognized is reduced by the maximum exposure to loss (and not necessarily the most probable exposure), until such time that the exposure no longer exists.

Other forms of continuing involvement that do not transfer substantially all of the risks and rewards of ownership preclude revenue recognition under real estate accounting and require the Group to account for any cash payments using either the deposit or financing method. Such forms of continuing involvement may include contract default or breach remedies that provide the Group with the option or obligation to repurchase the project assets. Under the deposit method, cash payments received from customers are reported as deferred revenue for the project assets on the consolidated balance sheet, and under the financing method, cash payments received from customers are considered debt and reported as the financing and capital lease obligations on the consolidated balance sheet.

Financial service revenue

The Group records financial services revenue associated with finance leases. The Group records a finance lease receivable and de-recognizes the leased equipment at lease inception. The finance lease receivable is recorded at the aggregate future minimum lease payments, estimated unguaranteed residual value of the leased equipment less unearned income. Residual values, which are reviewed periodically, represent the estimated amount the Group expect to receive at lease termination from the disposition of the leased equipment. Actual residual values realized could differ from these estimates. The unearned income is recognized in Net sales-financial service revenue in the consolidated statements of operations over the lease term, in a manner that produces a constant rate of return on the lease.

The lease receivables expected to be received within one year after the balance sheet date is classified as current finance lease receivable and the lease receivable expected to be received over one year after the balance sheet date is classified as noncurrent finance lease receivable.

As discussed in Note 1) above and Note 18, the Group raised funds from individual investors through the on-line platform of Solar Energy to purchase solar related products for leasing to third party project developer with guarantees of fund principle repayment provided by the Group. Although a tri-party lease agreement is signed among the individual investors, the Group and the third party developer with individual investors as legal lessor and the third party developers as legal lessee, the Group is considered as the accounting lessor in substance because 1) the lease terms, rate of return on the investment funds from individual investors, the initial purchase price and the lease rental of the solar related products payable by the PV developers and the purchase contract of the solar related products entered with manufacturer are negotiated and concluded by the Group without any involvement by the individual investors; and 2) individual investors are entitled to a minimum interest rate as return that are guaranteed by the Group in respect of their funds provided and does not take credit risk in respect of any default payment by the lessee nor risk of claim on the leased assets; 3) the Group is subject to the credit risk as a principal of the lease transaction and has unconditional commitment to return the funds to the individual investors and assume the title of the leased asset after the lock-up period. In substance, the individual investors provided funds (as lender) to finance the Group (as borrower) for its purchases of the Underlying PV Products for leasing to third party in return for a fixed return. In this regard, lease accounting is adopted with Group as accounting lessor and the third party developer as accounting lessee under finance lease in the Group’s consolidated financial statements upon the inception of the leases.

The Group recognized interest earned on finance leases as “Net sales-financial service revenue” in the amount of $1,486, nil and nil in 2015, 2014 and 2013, respectively.

Services revenue under power purchase agreements

The Group derives services revenues from PV solar systems held for own use through the sale of energy to grid operators pursuant to terms set forth in power purchase agreements or local government regulations (“PPAs”). The Group has determined that none of the PPAs contains a lease since (i) the purchaser does not have the rights to operate the project assets, (ii) the purchaser does not have the rights to control physical access to the project assets, and (iii) the price that the purchaser pays is at a fixed price per unit of output. Revenue is recognized based upon the output of electricity delivered multiplied by the rates specified in the PPAs, assuming all other revenue recognition criteria are met.

Operation and maintenance revenue is billed and recognized as services are performed. Costs of these revenues are expensed in the period they are incurred.

Stock-based compensation

(s)Stock-based compensation

The Group’s share-based payment transactions with employees, such as restricted shares and share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Derivative instruments

(t)Derivative instruments

The Group enters into derivative financial instrument arising from the business combination as mentioned in Note 3 and the investment as mentioned in Note 13 to the consolidated financial statements. The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. Changes in the fair value are recognized in earnings.

Capitalized interest

(u)Capitalized interest

The Group’s policy is to capitalize interest cost incurred on debt during the construction of major projects exceeding three months. A reconciliation of total interest cost to “Interest Expense” as reported in the consolidated statements of operations for 2015, 2014 and 2013 is as follows:

	December 31,	December 31,	December 31,
	2015	2014	2013

Interest cost capitalized	$2,268	$—	—
Interest cost charged to income	9,275	2,259	4,321

Total interest cost	$11,543	$2,259	4,321

Advertising

(v)Advertising

Advertising costs amounted to $22,448, nil and $42 in 2015, 2014 and 2013, respectively. The Group expenses the costs of producing advertisements as incurred. Regarding the sponsorships of events, the sponsorship amounts are amortized over the period during which the performance under the sponsorship is received.

Commitments and contingencies

(w)Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. Legal and other fees incurred in connection with loss contingencies are expensed as incurred.

Recently Adopted and Recently Issued Accounting Guidance

(x)Recently Adopted and Recently Issued Accounting Guidance

In May 2014, the Financial Accounting Standards Board (“FASB”), issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. This ASU was originally effective for fiscal years and interim periods beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (“ASU 2015-14”), which amends ASU 2014-09 and defers its effective date to fiscal years and interim reporting periods beginning after December 15, 2017. ASU 2015-14 permits earlier application only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the impact of this standard on the consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, to provide guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016, with early adoption permitted. The Group is currently evaluating the impact of this standard on the Group’s consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement — Extraordinary and Unusual Items (Subtopic 225- 20), which eliminates the concept of reporting for extraordinary items. ASU 2015-01 is effective for the Group for fiscal years, and interim periods within those fiscal years, beginning on January 1, 2016. The Group is currently evaluating the impact of this standard on the Group’s consolidated financial statements.

On February 18, 2015, the FASB issued ASU No. 2015-02, Consolidation, which reduces the number of consolidation models and simplifies the current standard. Entities may no longer need to consolidate a legal entity in certain circumstances based solely on its fee arrangements when certain criteria are met. ASU 2015-02 reduces the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity. ASU 2015-02 is effective for the Group’s fiscal year ending December 31, 2016. The Group is currently evaluating the impact of this standard on the Group’s consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Interest — Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. ASU 2015-03 is effective for the Group on a retrospective basis on January 1, 2016. Early adoption is permitted, but only for debt issuance costs that have not been reported in financial statements previously issued or available for issuance. The Group is currently evaluating the impact of this standard on the Group’s consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory. ASU 2015-11 applies to inventory that is measured using the first-in, first-out (“FIFO”) or average cost method and requires measurement of that inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Early adoption is permitted. The Group is currently evaluating the impact of this standard on the Group’s consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement Period Adjustments. ASU 2015-16 requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. This ASU requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. Any current period adjustments to provisional amounts that would have impacted a prior period’s earnings had they been recognized at the acquisition date are required to be presented separately on the face of the income statement or disclosed in the notes. This ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. This ASU should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this ASU with earlier application permitted for financial statements that have not been issued. Therefore the amendments in ASU 2015-16 became effective for the Group as of the beginning of 2015 fiscal year. The adoption of this ASU has no impact on the Group’s consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified balance sheet. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this ASU. This ASU are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. The Group has elected to adopt this update as of the fourth quarter of fiscal 2015. The adoption of this ASU has no impact on the Group’s consolidated balance sheet since all deferred tax liabilities and assets have been reported as noncurrent in the Group’s consolidated balance sheet as of December 31, 2014.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. ASU 2016-02 is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of this standard on the Group’s consolidated financial statements.

Reclassifications

(y)Reclassifications

Certain prior period balances have been reclassified to conform to the current period presentation in the Group’s consolidated financial statements and the accompanying notes. Such reclassifications had no effect on previously reported results of operations or accumulated deficit.